Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investment Portfolio by Major Security Type

The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,806.4	$90.1	$0	$0	$2,896.5	17.6%
State and local government obligations	1,914.4	50.6	(.6)	0	1,964.4	11.9
Corporate debt securities	2,982.9	124.7	(1.0)	6.4	3,113.0	18.9
Residential mortgage-backed securities	413.4	24.0	(9.2)	0	428.2	2.6
Commercial mortgage-backed securities	1,963.9	84.9	(.1)	0	2,048.7	12.4
Other asset-backed securities	936.0	12.9	(.1)	(.2)	948.6	5.8
Redeemable preferred stocks	356.9	30.5	(12.7)	0	374.7	2.3

Total fixed maturities	11,373.9	417.7	(23.7)	6.2	11,774.1	71.5
Equity securities:
Nonredeemable preferred stocks	404.0	404.6	0	3.8	812.4	4.9
Common equities	1,370.3	539.0	(10.3)	0	1,899.0	11.5
Short-term investments:
Other short-term investments	1,990.0	0	0	0	1,990.0	12.1

Total portfolio[2,3]	$15,138.2	$1,361.3	$(34.0)	$10.0	$16,475.5	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,842.7	$120.3	$0	$0	$2,963.0	18.6%
State and local government obligations	1,938.6	64.1	(.6)	0	2,002.1	12.5
Corporate debt securities	2,801.5	94.3	(6.5)	6.9	2,896.2	18.1
Residential mortgage-backed securities	452.9	9.3	(35.3)	0	426.9	2.7
Commercial mortgage-backed securities	1,829.8	52.3	(5.5)	0	1,876.6	11.8
Other asset-backed securities	1,210.9	11.3	(1.3)	(.3)	1,220.6	7.6
Redeemable preferred stocks	379.3	18.6	(24.0)	0	373.9	2.3

Total fixed maturities	11,455.7	370.2	(73.2)	6.6	11,759.3	73.6
Equity securities:
Nonredeemable preferred stocks	473.7	342.6	(3.7)	(6.3)	806.3	5.1
Common equities	1,431.0	440.0	(25.4)	0	1,845.6	11.6
Short-term investments:
Other short-term investments	1,551.8	0	0	0	1,551.8	9.7

Total portfolio[2,3]	$14,912.2	$1,152.8	$(102.3)	$.3	$15,963.0	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.

[3]

The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2012	2011
Fixed maturities:
Corporate debt securities	$176.1	$234.9
Other asset-backed securities	16.4	15.5

Total fixed maturities	192.5	250.4
Equity securities:
Nonredeemable preferred stocks	52.8	14.2

Total hybrid securities	$245.3	$264.6

Composition of Fixed Maturities by Maturity

The composition of fixed maturities by maturity at December 31, 2012, was:

(millions)	Cost	Fair Value
Less than one year	$1,432.3	$1,462.2
One to five years	8,368.7	8,675.0
Five to ten years	1,426.3	1,484.7
Ten years or greater	146.6	152.2

Total	$11,373.9	$11,774.1

Gross Unrealized Losses by Major Security

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair	Gross Unrealized	Less than 12 Months		12 Months or Greater
			Fair	Unrealized	Fair	Unrealized
(millions)	Value	Losses	Value	Losses	Value	Losses
December 31, 2012
Fixed maturities:
State and local government obligations	$162.8	$(.6)	$123.1	$(.5)	$39.7	$(.1)
Corporate debt securities	128.2	(1.0)	128.2	(1.0)	0	0
Residential mortgage-backed securities	149.2	(9.2)	40.2	(.6)	109.0	(8.6)
Commercial mortgage-backed securities	7.1	(.1)	2.1	0	5.0	(.1)
Other asset-backed securities	25.0	(.1)	20.8	0	4.2	(.1)
Redeemable preferred stocks	155.7	(12.7)	24.9	0	130.8	(12.7)

Total fixed maturities	628.0	(23.7)	339.3	(2.1)	288.7	(21.6)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0
Common equities	118.2	(10.3)	100.7	(8.2)	17.5	(2.1)

Total equity securities	118.2	(10.3)	100.7	(8.2)	17.5	(2.1)

Total portfolio	$746.2	$(34.0)	$440.0	$(10.3)	$306.2	$(23.7)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Fixed maturities:
State and local government obligations	$93.6	$(.6)	$79.5	$(.5)	$14.1	$(.1)
Corporate debt securities	262.7	(6.5)	137.3	(4.6)	125.4	(1.9)
Residential mortgage-backed securities	308.7	(35.3)	34.4	(2.0)	274.3	(33.3)
Commercial mortgage-backed securities	203.7	(5.5)	161.4	(3.5)	42.3	(2.0)
Other asset-backed securities	284.2	(1.3)	259.7	(1.0)	24.5	(.3)
Redeemable preferred stocks	191.4	(24.0)	43.5	(1.5)	147.9	(22.5)

Total fixed maturities	1,344.3	(73.2)	715.8	(13.1)	628.5	(60.1)
Equity securities:
Nonredeemable preferred stocks	19.5	(3.7)	19.5	(3.7)	0	0
Common equities	214.6	(25.4)	196.7	(23.1)	17.9	(2.3)

Total equity securities	234.1	(29.1)	216.2	(26.8)	17.9	(2.3)

Total portfolio	$1,578.4	$(102.3)	$932.0	$(39.9)	$646.4	$(62.4)

Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Orginal Non-Credit Loss at the Time Credit Impairment

The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2012	2011
Fixed maturities:
Residential mortgage-backed securities	$(44.2)	$(44.8)
Commercial mortgage-backed securities	(.9)	(1.0)

Total fixed maturities	$(45.1)	$(45.8)

OTTI Credit Losses Recognized in Earnings

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2012 and 2011, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2012	$34.5	$1.3	$0	$35.8
Credit losses for which an OTTI was previously recognized	.1	0	0	.1
Credit losses for which an OTTI was not previously recognized	.3	0	0	.3
Reductions for securities sold/matured	0	(.2)	0	(.2)
Change in recoveries of future cash flows expected to be collected[1,2]	(3.8)	(.2)	0	(4.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(4.0)	(.3)	0	(4.3)

Ending balance at December 31, 2012	$27.1	$.6	$0	$27.7

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2011	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Reductions for securities sold/matured	0	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written-down to fair value[3]	(1.1)	(.4)	0	(1.5)

Ending balance at December 31, 2011	$34.5	$1.3	$0	$35.8

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Includes $1.4 million and $2.0 million at December 31, 2012 and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.

[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Components of Net Realized Gains (Losses)

The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2012	2011	2010
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$20.2	$59.1	$39.8
State and local government obligations	15.0	3.5	10.0
Corporate and other debt securities	58.1	23.0	30.3
Residential mortgage-backed securities	1.2	2.0	0
Commercial mortgage-backed securities	19.3	.3	1.0
Other asset-backed securities	.9	2.1	.8
Redeemable preferred stocks	.7	4.6	8.5

Total fixed maturities	115.4	94.6	90.4
Equity securities:
Nonredeemable preferred stocks	78.2	148.9	83.6
Common equities	167.0	11.6	13.4

Subtotal gross realized gains on security sales	360.6	255.1	187.4

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(1.9)	(9.3)	(12.9)
Corporate and other debt securities	(.6)	(3.5)	(.5)
Redeemable preferred stocks	(.4)	(2.2)	(5.2)

Total fixed maturities	(2.9)	(15.0)	(18.6)
Equity securities:
Nonredeemable preferred stocks	(1.1)	0	0
Common equities	(27.1)	(36.5)	(7.2)

Subtotal gross realized losses on security sales	(31.1)	(51.5)	(25.8)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	18.3	49.8	26.9
State and local government obligations	15.0	3.5	10.0
Corporate and other debt securities	57.5	19.5	29.8
Residential mortgage-backed securities	1.2	2.0	0
Commercial mortgage-backed securities	19.3	.3	1.0
Other asset-backed securities	.9	2.1	.8
Redeemable preferred stocks	.3	2.4	3.3

Total fixed maturities	112.5	79.6	71.8
Equity securities:
Nonredeemable preferred stocks	77.1	148.9	83.6
Common equities	139.9	(24.9)	6.2

Subtotal net realized gains (losses) on security sales	329.5	203.6	161.6

Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(1.6)	(3.3)	(11.1)
Commercial mortgage-backed securities	(.1)	(.6)	(1.9)

Total fixed maturities	(1.7)	(3.9)	(13.0)
Equity securities:
Common equities	(1.8)	(.2)	(.5)

Subtotal other-than-temporary impairment losses	(3.5)	(4.1)	(13.5)

Other gains (losses)
Hybrid securities	14.3	1.7	5.5
Derivative instruments	(43.1)	(98.9)	(58.5)
Litigation settlements	9.6	.3	1.0

Subtotal other gains (losses)	(19.2)	(96.9)	(52.0)

Total net realized gains (losses) on securities	$306.8	$102.6	$96.1

Components of Net Investment Income

The components of net investment income for the years ended December 31, were:

(millions)	2012	2011	2010
Fixed maturities:
U.S. government obligations	$49.8	$58.0	$80.8
State and local government obligations	51.1	60.0	65.4
Corporate debt securities	107.5	106.7	84.3
Residential mortgage-backed securities	16.1	18.6	21.7
Commercial mortgage-backed securities	82.2	83.4	99.1
Other asset-backed securities	20.3	24.5	21.8
Redeemable preferred stocks	24.2	33.0	45.5

Total fixed maturities	351.2	384.2	418.6
Equity securities:
Nonredeemable preferred stocks	43.8	57.7	70.6
Common equities	44.9	35.7	27.3
Short-term investments:
Other short-term investments	3.1	2.4	3.6

Investment income	443.0	480.0	520.1
Investment expenses	(15.4)	(13.5)	(11.9)

Net investment income	$427.6	$466.5	$508.2

Derivative Instruments

The following table shows the status of our derivative instruments at December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011, and 2010; amounts are on a pretax basis:

(millions)					Balance Sheet			Comprehensive Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2012	2011	2010	Purpose	Classification	2012	2011	2012	2011	2010
Hedging instruments
Closed:
Ineffective cash flow hedge	$31	$15	$223	Manage interest rate risk	NA	$0	$0	$.6	$.3	$5.8

Non-hedging instruments
Assets:
Corporate credit default swaps	0	25	35	Manage credit risk	Investments - fixed maturities	0	.7	0	(.2)	2.5

Liabilities:
Interest rate swaps	1,263	1,263	713	Manage portfolio duration	Other liabilities	(95.5)	(76.1)	(42.7)	(74.0)	(66.6)

Closed:								0	(25.5)	0
Interest rate swaps	0	350	0	Manage portfolio duration	NA	0	0

Corporate credit default swaps	25	10	25	Manage credit risk	NA	0	0	(1.0)	.5	(.2)

Total	NA	NA	NA			$(95.5)	$(75.4)	$(43.1)	$(98.9)	$(58.5)

[1]The	amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.

NA = Not Applicable